SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - CONCORD ACQUISITION CORP III	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of changes in Class A common stock subject to possible redemption

For the year ended December 31, 2023 and 2022, the changes in Class A common stock subject to possible redemption are as follows:

Class A common stock subject to possible redemption
	Shares	Amount
January 1, 2022	34,500,000	$351,900,000
Plus:
Increase in redemption value of shares subject to possible redemption	—	3,743,935
December 31, 2022	34,500,000	$355,643,935

January 1, 2023	34,500,000	$355,643,935
Plus:
Increase in redemption value of shares subject to possible redemption	—	5,209,575
Less:
Redemption	(30,558,639)	(318,441,770)
December 31, 2023	3,941,361	$42,411,740

Schedule of reconciliation of net (loss) income per common share

	Year Ended December 31,
	2023		2022
		Non-		Non-
		Redeemable		Redeemable
	Redeemable	Class A and	Redeemable	Class A and
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(1,247,339)	$(748,415)	$19,405,027	$4,851,257

Denominator:
Weighted-average shares outstanding	14,374,778	8,625,000	34,500,000	8,625,000
Basic and diluted net (loss) income per share	$(0.09)	$(0.09)	$0.56	$0.56